Cash flow information - Cash generated from/(used in) operations (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Cash flow information
(Loss)/profit before income tax	£ (24,027,000)	£ (20,818,000)	£ 27,476,000
Depreciation	14,959,000	14,756,000	11,726,000
Impairment charge		3,787,000	1,124,000
Amortization	124,398,000	126,756,000	129,154,000
Profit on disposal of intangible assets	(7,381,000)	(18,384,000)	(25,799,000)
Net finance (income)/costs	(12,899,000)	26,039,000	22,509,000
Non-cash employee benefit expense - equity-settled share-based payments	2,085,000	818,000	699,000
Foreign exchange losses/(gains) on operating activities	874,000	(816,000)	(76,000)
Reclassified from hedging reserve	2,239,000	12,180,000	6,250,000
Changes in working capital:
Inventories	106,000	(56,000)	(714,000)
Prepayments	(282,000)	6,527,000	(2,168,000)
Contract assets - accrued revenue	5,422,000	(6,434,000)	(1,514,000)
Trade receivables	71,695,000	(83,197,000)	82,086,000
Other receivables	(221,000)	949,000	(1,081,000)
Contract liabilities - deferred revenue	(49,407,000)	(33,167,000)	5,903,000
Trade and other payables	5,415,000	(11,371,000)	8,034,000
Provisions	4,802,000
Cash generated from operations	137,778,000	17,569,000	263,609,000
Adjustments for:
Increase/(decrease) in changes to trade receivables	(17,210,000)	(42,742,000)	7,971,000
Increase/(decrease) in changes in trade and other payables	£ 12,652,000	£ (30,784,000)	£ (70,732,000)